Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2013
Discontinued Operations and Disposal Groups [Abstract]
Results From Discontinued Operations And Activity Directly Related To Divestitures
The table below includes activity related to these operations:

	Year Ended
	2013	2012	2011
External sales:
Commercial Fixturing & Components - Store Fixtures	$268.8	$291.6	$315.7
Industrial Materials:
Wire dishwasher racks	4.1	11.1	11.5
Cotton-based erosion control products	.1	.1	.1
Specialized Products - the specialty trailers portion of the CVP unit	.5	3.5	5.5
Total external sales	$273.5	$306.3	$332.8
Earnings (loss):
Commercial Fixturing & Components - Store Fixtures	10.2	19.0	(.5)
Industrial Materials:
Wire dishwasher racks	1.0	(.1)	(25.3)
Cotton-based erosion control products	(3.1)	(1.2)	(1.8)
Specialized Products - the specialty trailers portion of the CVP unit	(.7)	(.8)	(.4)
Subsequent activity related to divestitures completed prior to 2011 (1)	.5	3.9	—
Earnings (loss) before interest and income taxes	7.9	20.8	(28.0)
Interest expense	—	—	(.2)
Income tax benefit (expense) (2)	5.5	(2.1)	11.7
Earnings (loss) from discontinued operations, net of tax	$13.4	$18.7	$(16.5)
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(1)
Subsequent activity for businesses divested in prior years has been reported as discontinued operations in the table above, including a cash litigation settlement received in 2012 associated with our former Prime Foam Products unit. This unit was sold in March 2007 and was previously part of the Residential Furnishings segment.

(2)	2013 and 2012 tax amounts include benefits related to a worthless stock deduction and the excess outside tax basis of the subsidiary that produced wire dishwasher racks.